Employee Benefit Plans (FY) (Tables)	12 Months Ended
Dec. 31, 2017
Defined Benefit Plan [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity
A summary of the status of these stock option plans is presented in the following table:

	Number	Weighted Average Exercisable Price
Outstanding at December 31, 2016	717,524	$10.57
Granted	—	—
Exercised	(506,923)	9.64
Forfeited	(24,496)	19.90
Capstone options assumed in business combination	130,469	11.76
Outstanding at December 31, 2017	316,574	$11.82

	Number	Weighted Average Exercisable Price
Outstanding at December 31, 2015	817,414	$10.62
Granted	—	—
Exercised	(89,556)	8.98
Forfeited	(10,334)	28.49
Outstanding at December 31, 2016	717,524	$10.57

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range
Information pertaining to options outstanding at December 31, 2017, is as follows:

	Options Outstanding			Options Exercisable
		Weighted- Average Remaining	Weighted- Average		Weighted- Average
Exercise	Number	Contractual	Exercise	Number	Exercise
Prices	Outstanding	Life	Price	Exercisable	Price
6.60	37,500	4.2 years	6.60	37,500	6.60
6.80	16,875	3.2 years	6.80	16,875	6.80
9.48	26,875	5.2 years	9.48	26,875	9.48
9.60	35,625	6.2 years	9.60	35,625	9.60
11.67	2,000	3.1 years	11.67	2,000	11.67
11.76	130,469	1.9 years	11.76	130,469	11.76
14.40	12,805	1.2 years	14.40	12,805	14.40
15.05	41,259	7.8 years	15.05	17,804	15.05
31.96	13,166	0.2 years	31.96	13,166	31.96
Outstanding, end of year	316,574	3.7 years	11.82	293,119	11.56

Schedule Of Share Based Compensation Arrangement By Share Based Payment Award Options Non Vested
Information related to non-vested options for the period ended December 31, 2017, is as follows:

	Number	Weighted Average Grant-Date Fair Value
Nonvested at December 31, 2016	47,970	$12.31
Granted	—	—
Vested	(14,469)	12.31
Forfeited/expired	(10,046)	12.31
Nonvested at December 31, 2017	23,455	$12.31

Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity
The following table summarizes activity relating to non-vested restricted stock awards:

Number
Nonvested at December 31, 2016	—
Granted	27,500
Vested	—
Forfeited/expired	—
Nonvested at December 31, 2017	27,500